Description Of The Business - Additional Information (Detail) $ / shares in Units, $ in Thousands			12 Months Ended
	Feb. 21, 2022 $ / shares	Aug. 25, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 shares
Description Of The Business [Line Items]
Stock repurchased during period, value | $			$ 30,358
Preferred stock, convertible, conversion ratio | $ / shares			$ 9.059659
Exercise of stock options (in Shares)			3,708,786	2,771,051
Fair value per share of common stock | $ / shares			$ 0	$ 1.41
Exercise of stock options | $			$ 3,122	$ 978
Shares, outstanding			447,919,591
Common stock, share issued			450,180,479	78,410,162
Common stock, par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Stockholders Equity Note, Stock Split,Exchange Ratio			9.059659
Vector Warrants [Member]
Description Of The Business [Line Items]
Number of securities called by each warrant or right			16,266,666
Exercise price of warrants or rights | $ / shares			$ 11.50
Legacy Rocket Lab warrants [Member]
Description Of The Business [Line Items]
Number of securities called by each warrant or right			891,380
Exercise price of warrants or rights | $ / shares			$ 0.29
Share Price Equal or Exceeds Twenty Rupees per dollar [Member]
Description Of The Business [Line Items]
Fair value per share of common stock | $ / shares	$ 20.00		$ 20.00
Issuance of stock for acquisition (in Shares)			32,150,757
Share Price Equal or Exceeds Twenty Rupees per dollar [Member] | Minimum
Description Of The Business [Line Items]
Number of consecutive trading days for determining share price	20 days		20 days
Share Price Equal or Exceeds Twenty Rupees per dollar [Member] | Maximum
Description Of The Business [Line Items]
Number of consecutive trading days for determining share price	30 days
Number of trading days for determining share price			30 days
Redeemable Convertible Preferred Stock [Member]
Description Of The Business [Line Items]
Shares, outstanding			0	283,843,764	30,680,373
Common Class A [Member]
Description Of The Business [Line Items]
Fair value per share of common stock | $ / shares			$ 18.00
Shares issued			31,031,383
Stock redeemed or called during period, shares			968,617
Common Class B [Member]
Description Of The Business [Line Items]
Shares issued			8,000,000
Post Combination Company [Member]
Description Of The Business [Line Items]
Fair value per share of common stock | $ / shares		$ 10.00
Stock issued during period, shares, new issues		46,700,000
Common stock, share issued			46,700,000
Post Combination Company [Member] | Common Class A [Member]
Description Of The Business [Line Items]
Exercise of stock options (in Shares)		968,617
Fair value per share of common stock | $ / shares		$ 10.00
Exercise of stock options | $		$ 9,686
Conversion of stock, shares converted		31,031,383
Post Combination Company [Member] | Common Class B [Member]
Description Of The Business [Line Items]
Conversion of stock, shares converted		8,000,000
Post Combination Company Common Stock [Member] | Legacy Rocket Lab Options [Member]
Description Of The Business [Line Items]
Share-based compensation arrangement by share-based payment award			17,961,684
Share-based compensation arrangement by share-based payment award, per share weighted average price of shares purchased | $ / shares			$ 1.04
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares			14,253,283
Post Combination Company Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Description Of The Business [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			14,903,640
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Number of Shares Per Employee			4,065,304
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			1,915,356
Pipe Investment [Member]
Description Of The Business [Line Items]
Exercise of stock options | $		$ 467,000
Legacy Rocket Lab Common Stock [Member]
Description Of The Business [Line Items]
Shares issued			362,188,208
Legacy Rocket Lab Common Stock [Member] | Post Combination Company [Member]
Description Of The Business [Line Items]
Stock repurchased during period, value | $		$ 40,000
Share-based compensation arrangement by share-based payment award		10,000,000
Share-based payment arrangement, plan modification, incremental cost | $		$ 9,642
Legacy Rocket Lab Common Stock [Member] | Post Combination Company [Member] | Redeemable Convertible Preferred Stock [Member]
Description Of The Business [Line Items]
Shares Issued		362,188,208
Preferred stock, convertible, conversion ratio | $ / shares		$ 9.059659